Financial Instruments - Transfers of Financial Assets Not Meet Requirements for Derecognition - Additional Information (Details) - JPY (¥) ¥ in Millions	Mar. 31, 2026	Mar. 31, 2025
Other Financial Liabilities
Disclosure of financial assets [line items]
Financial liabilities	¥ 1,694	¥ 3,269
Borrowings
Disclosure of financial assets [line items]
Financial liabilities	160,000	70,000
Account receivables
Disclosure of financial assets [line items]
Financial assets	20,494	21,615
Loans and Advances to Customers
Disclosure of financial assets [line items]
Financial assets	7,133	¥ 1,144
Securities
Disclosure of financial assets [line items]
Financial assets	111,360
Transfers of Securities | Borrowings
Disclosure of financial assets [line items]
Financial liabilities	¥ 108,981